Deposits-Other	12 Months Ended
Dec. 31, 2012
Deposits-Other

NOTE 6—DEPOSITS—OTHER

The Company has provided three $100,000 deposits and a $125,000 deposit to various states as a requirement for applying for and obtaining life settlement licenses in those states. The deposits are held by the state or custodians of the state and bear interest at market rates. Interest is generally distributed to the Company on a quarterly basis. Interest income of approximately $3,500, $3,000 and $3,000 has been recognized on these deposits for the years ended December 31, 2012, 2011 and 2010, respectively. Amount deposited with various states was $425,000 for the years ended December 31, 2012 and 2011.

The Company has purchased surety bonds in various amounts as a requirement for applying for and obtaining life settlement licenses in certain states. As of December 31, 2012, the Company has surety bonds in seven states which total $850,000 and expire in May 2013. The surety bonds were originally backed by a letter of credit from a national bank in the amount of $850,000, which was collateralized by certificates of deposit with the bank in the amount of $895,000, including accrued interest. As the letter of credit matured on May 8, 2012, the surety bond underwriter drew on the facility totaling $850,000. The certificates of deposit were not renewed and the amounts are currently being held with the underwriter as a deposit as collateral for the surety bonds. The Company expects to continue to maintain the deposit with the surety bond underwriter as collateral for the foreseeable future.

As of December 31, 2012 and 2011 the Company had an additional deposit of $250,000 in connection with its Cedar Lane credit facility. The Company also had approximately $1.3 million in deposits held with various credit facilities for potential financing opportunities at December 31, 2012 and approximately $78,000 and $86,000 in miscellaneous deposits recorded in deposits-other in the accompanying balance sheet at December 31, 2012 and 2011, respectively.